Basis of Preparation	12 Months Ended
Mar. 31, 2021
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation:
(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements were approved by the Board of Directors on July 15, 2021.

(b)	Basis of measurement:

The consolidated financial statements have been prepared on the historical cost basis, except for the following:

•	Share-based compensation transactions which are measured pursuant to IFRS 2, Share-based payment (note 3 (l)(ii));
•	Initial measurement of assets and liabilities acquired in a business combination and the related contingent consideration, which are generally measured at fair value (note 4); and
•	Financial asset and liability which are measured at fair value (note 21 (a)).

Certain of the Corporation’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. In establishing fair value, the Corporation uses a fair value hierarchy based on levels as defined below:

•	Level 1: defined as observable inputs such as quoted prices in active markets.
•	Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
•	Level 3: defined as inputs that are based on little or no little observable market data, therefore requiring entities to develop their own assumptions.
(c)	Functional and presentation currency:

These consolidated financial statements are presented in Canadian dollars, which is the functional currency of the parent company.

(d)	Use of estimates and judgments:

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates are based on management’s best knowledge of current events and actions that the Corporation may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements include the following:

•

Assessing if the Corporation has control of Sprout: upon the acquisition of 50.1% of the outstanding equity of Sprout, Neptune assessed whether it controls Sprout through its exposure and rights to variable returns from its involvement with Sprout and has the ability to affect those returns through its power over Sprout. The former controlling shareholder retained a participation of 39.7% and will be the minority representative through the execution of their voting power as long as it holds more than half of its current investment. Based on the contractual terms of the acquisition agreement, the Corporation assessed that the voting rights in Sprout Foods, in combination with its majority representation on the Board of Directors, are the dominant factors in deciding who controls Sprout. Therefore, Sprout Foods Inc. is consolidated in the Corporation’s consolidated financial statements (note 4 (b)).

•

Assessing the recognition of contingent liabilities, which requires judgment in evaluating whether there is a probable outflow of economic benefits that will be required to settle matters subject to litigation (notes 12 and 22);

•	Assessing if performance criteria on options and DSUs will be achieved in recognizing the stock-based compensation expense (note 18);
•	Assessing the fair value of services rendered in exchange of warrants (note 15 (f));
•

Assessing the recognition period to be used in recording stock-based compensation that is based on market and non-market conditions, as well as bonuses that are based on achievement of market capitalization targets (notes 18 and 25);

•

The Corporation recognizes revenue from the sale of goods in the course of ordinary activities at a point in time when control of the assets is transferred to the customer. The Corporation must assess whether promises made to customers represent distinct performance obligations, the appropriate measure of the transfer of control and when the transfer of control has occurred. In addition, the Corporation may also be involved with other parties, including suppliers of products, in providing goods or services to a customer when it enters into revenue transactions for the sale of products that it does not manufacture, and in these instances, must determine whether it is a principal in these transactions. The assessment of terms and conditions in contracts which may impact revenue recognition can require significant judgment, particularly when contracts include non-standard terms.

Assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year include the following:

•	Estimating the recoverable amount of non-financial assets (notes 3 (f)(ii), 8 and 9);
•	Estimating the lease term of contracts with extension options and termination options (notes 3 (j) and 8);
•	Estimating the revenue from contracts with customers subject to variable consideration;
•	Estimating the fair value of bonus and options that are based on market and non-market conditions (notes 18 and 25);
•

Estimating the fair value of the identifiable assets acquired, liabilities assumed, and consideration transferred of the acquired business, including the related contingent consideration and Call Option (note 4); and

•	Estimating the litigation provision as it depends upon the outcome of proceedings (note 12).